Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,647,248.75
Total Fee Amount	365.59
Total Offset Amount	0.00
Net Fee	$ 365.59
Offering Table N/A
Offset Table N/A	N/A